BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
CURRENT ASSETS:
Cash and cash equivalents	$ 1,590,755	$ 673,739	$ 980,125	$ 1,030,942	$ 2,372,951	$ 8,769,529
Restricted cash	55,000	555,000	555,000
Prepaid expenses and other current assets	303,633	51,042	69,626	28,042	63,526	102,923
Deferred issuance costs	159,300		99,461	28,500
Total current assets	2,108,688	1,279,781	1,704,212	1,087,484	2,436,477	8,872,452
FIXED ASSETS, NET	3,183,603	3,510,489	4,088,951	6,515	8,755	44,097
INTANGIBLE ASSETS			19,671
DEPOSITS				15,350	15,350	15,350
EXCESS PURCHASE PRICE OVER NET ASSETS ACQUIRED	1,675,462
OTHER ASSETS	27,222	11,872	11,872
TOTAL ASSETS	6,994,975	4,802,142	5,824,706	1,109,349	2,460,582	8,931,899
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	441,653	392,881	715,588	250,008	565,723	3,299,217
Accrued interest		305,049
Accrued compensation						245,711
Accrued dividends						2,902,963
Derivative liability	77,967			162,760	288,250	10,486,594
Notes payable, current portion		204,802	190,789
Deferred revenue - current				33,333	33,333	33,333
Capital lease obligations, current portion	2,197	2,085	1,944
Total current liabilities	521,817	904,817	908,321	446,101	887,306	16,967,818
LONG-TERM LIABILITIES:
Convertible debt (Note 7)		2,720,985
Notes payable, net of current portion	450,000	920,941	675,743
Deferred rent	121,394	115,311	105,338
Capital lease obligations, net of current portion	4,665	6,326	8,411
Total long-term liabilities	576,059	3,763,563	789,492
DEFERRED REVENUE - NONCURRENT				358,333	366,667	400,000
COMMITMENTS AND CONTINGENCIES
REDEEMABLE PREFERRED STOCK:
Series E convertible preferred stock, $0.00001 par value; 735 shares designated, 0 and 548.26078125 shares issued and outstanding at December 31, 2010 and 2009, respectively (see Note 6)						18,459,619
STOCKHOLDERS' EQUITY (DEFICIENCY):
Preferred stock
Common Stock	268	128	128	30	30	5
Additional paid-in capital	35,411,337	24,178,638	23,611,506	75,291,653	75,183,275	49,176,545
Deficit accumulated during the development stage	(29,514,506)	(24,045,004)	(19,484,741)
Accumulated deficit				(74,986,768)	(73,976,696)	(76,072,088)
Total stockholders' equity (deficiency)	5,897,099	133,762	4,126,893	304,915	1,206,609	(26,895,538)
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 6,994,975	$ 4,802,142	$ 5,824,706	$ 1,109,349	$ 2,460,582	$ 8,931,899